Non-controlling interests (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 22, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Equity attributable to non-controlling interests		$ 52	$ 85	$ 23
Total comprehensive income (losses)		16	5	$ 6
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		(257)	61
Payments from changes in ownership interests in subsidiaries that do not result in loss of control		183
SixPeaks Bio Ag
Disclosure of subsidiaries [line items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	$ 248
Non-controlling interests
Disclosure of subsidiaries [line items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		$ (43)	$ 61
Non-controlling interests | SixPeaks Bio Ag
Disclosure of subsidiaries [line items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	$ (35)